Stock Options and Stock-based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower Limit (in dollars per share)	$ 0.50	$ 0.50
Options Outstanding, Exercise Price, Upper Limit (in dollars per share)	$ 2.00	$ 2.00
Options Outstanding (in shares)	7,157,250	5,082,750
Options Outstanding, Weighted Average Remaining Contractual Life (in years)	6 years 11 months 23 days	6 years 6 months 7 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.92	$ 1.11
Options Exercisable (in shares)	4,474,032	4,005,583
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.13	$ 1.20
Exercise Price 0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.50	$ 0.50
Options Outstanding (in shares)	159,000	159,000
Options Exercisable (in shares)	127,438	108,875
Exercise Price 0.55 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.55	$ 0.55
Options Outstanding (in shares)	3,997,500	1,693,000
Options Exercisable (in shares)	1,402,282	935,833
Exercise Price 0.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 0.80	$ 0.80
Options Outstanding (in shares)	320,000	320,000
Options Exercisable (in shares)	320,000	320,000
Exercise Price 1.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 1.25	$ 1.25
Options Outstanding (in shares)	310,000	310,000
Options Exercisable (in shares)	310,000	310,000
Exercise Price 1.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 1.50	$ 1.50
Options Outstanding (in shares)	2,156,000	2,386,000
Options Exercisable (in shares)	2,099,562	2,134,875
Exercise Price 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in dollars per share)	$ 2.00	$ 2.00
Options Outstanding (in shares)	214,750	214,750
Options Exercisable (in shares)	214,750	196,000